Earnings Per Share (Basic And Diluted) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings per share basic and diluted [Abstract]
Summary of Earnings Per Share
The following table reflects the net income and share data used in the basic and diluted earnings per share (“EPS”) calculations:

	Nine months period ended September 30,		Three months period ended September 30,
	2020	2019	2020	2019
Net income	1,475,613	692,011	540,434	257,814
Basic weighted average quantity of shares (a)	551,800	509,247	551,800	509,247

Basic earnings per share—R$	2.6742	1.3589	0.9794	0.5063

Share-based incentive program	4,323	—	4,774	—
Diluted weighted average quantity of shares	556,574	509,247	556,574	509,247

Diluted earnings per share—R$	2.6534	1.3589	0.9710	0.5063

(a)	Thousands of shares.

	2019	2018	2017
Net income	1,080,484	461,440	413,874
Basic weighted average quantity of shares (1)	511,462	493,117	484,919
Basic earnings per share	2,1125	0,9358	0,8535
Share-based incentive program (1)(2)	248	—	—
Diluted weighted average quantity of shares (1)	511,710	493,117	484,919
Diluted earnings per share	2,1115	0,9358	0,8535

(1)	Thousands of shares.
(2)	See Note 30.